Income Taxes - Summary of Recognized Deferred Tax Assets and Liabilities in Statement of Financial Position (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Deferred tax liabilities:
Deferred tax liabilities	$ (77,184)	$ (44,785)	$ (17,085)
Deferred tax assets related to temporary differences:
Deferred tax assets related to temporary differences	3,731,549	632,263	666,297
Net deferred tax assets	3,654,365	587,478	649,212
Less: temporary differences not recognized	(3,654,365)	(587,478)	(649,212)
Net deferred tax recognized in the statement of financial position	0
Interest and Royalty Income Receivable Future Assessable Income
Deferred tax liabilities:
Deferred tax liabilities	(77,184)	(44,785)	(17,085)
Accrued Expenses and Other Liabilities
Deferred tax assets related to temporary differences:
Deferred tax assets related to temporary differences	201,437	200,536	198,607
Employee Provisions
Deferred tax assets related to temporary differences:
Deferred tax assets related to temporary differences	189,897	161,006	161,159
Other Miscellaneous Items
Deferred tax assets related to temporary differences:
Deferred tax assets related to temporary differences	$ 3,340,215	$ 270,721	$ 306,531